COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Lease Payments for Non-cancellable Operating Leases

Future minimum lease payments for non-cancellable operating leases as of December 31, 2015 are as follows:

	RMB	US$
		(Note 3)
2016	8,389,540	1,295,122
2017	7,159,779	1,105,279
2018	6,819,782	1,052,793
2019	6,497,790	1,003,086
2020	5,414,825	835,905

	34,281,716	5,292,185